Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI United Kingdom ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI United Kingdom ETF(a)	276,370	$8,816,203

Total Investments in Securities — 100.3%
(Cost: $9,258,107)		8,816,203

Liabilities in Excess of Other Assets — (0.3)%		(27,683)

Net Assets — 100.0%		$8,788,520

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(676	)(b)	$676	$—	$—	—	$19,550	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	700,000	—	(700,000	)(b)	—	—	—	—	304		—
iShares MSCI United Kingdom ETF	15,793,013	3,292,456	(11,641,322)		(244,067)	1,616,123	8,816,203	276,370	206,796		—
					$(243,391)	$1,616,123	$8,816,203		$226,650		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	7,360,000	USD	9,121,984	Bank of America N.A.	06/02/23	$33,486
USD	182,370	GBP	145,000	Bank of America N.A.	06/02/23	1,998
USD	2,495	GBP	2,000	HSBC Bank PLC	06/02/23	7
USD	12,578	GBP	10,000	JPMorgan Chase Bank N.A.	06/02/23	138
USD	9,059,429	GBP	7,203,000	State Street Bank & Trust Company	06/02/23	99,259
GBP	208,000	USD	258,540	Bank of America N.A.	07/05/23	382
						135,270
USD	9,128,719	GBP	7,360,000	Bank of America N.A.	07/05/23	(33,156)
						$102,114

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI United Kingdom ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$8,816,203	$—	$—	$8,816,203

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$135,270	$—	$135,270
Liabilities
Foreign Currency Exchange Contracts	—	(33,156)	—	(33,156)
	$—	$102,114	$—	102,114

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

GBP	British Pound

USD	United States Dollar

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